Note 12 - Income From Operations Before Income Tax Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic	¥ 6,460,898	¥ 5,407,802	¥ 6,406,153
Foreign	(267,564)	(268,810)	(131,262)
Total	6,193,334	5,138,992	6,274,891
Domestic	1,929,139	1,720,557	2,453,549
Foreign	5,277	(34,922)	41,582
Total	1,934,416	1,685,635	2,495,131
Domestic	255,992	181,088	(729,822)
Foreign	(6,877)	30,142	29,996
Total	¥ 249,115	¥ 211,230	¥ (699,826)